Other operating income and expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of types of insurance contracts [line items]
Insurance activity	€ 120	€ 51		€ 57
Income from insurance and reinsurance contracts issued	2,534	3,175	[1]	2,546
Expenses of insurance and reinsurance contracts	(2,414)	(3,124)	[1]	(2,489)
Other operating income	1,797	1,643	[1]	1,618
Non-financial services	379	367		472
Other operating income	1,418	1,276		1,146
Other operating expense	(2,138)	(2,000)	[1]	(1,966)
Non-financial services	(351)	(270)		(302)
Other operating expense:	(1,787)	(1,730)		(1,664)
Of which, Deposit Guarantee Fund	(911)	(895)		(848)
Total other operating income and expenses	(221)	(306)		(291)
Life insurance
Disclosure of types of insurance contracts [line items]
Expenses of insurance and reinsurance contracts	(2,183)	(2,883)		(2,249)
Insurance and reinsurance
Disclosure of types of insurance contracts [line items]
Income from insurance and reinsurance contracts issued	2,404	3,011		2,350
Reinsurance
Disclosure of types of insurance contracts [line items]
Income from insurance and reinsurance contracts issued	130	164		196
Expenses of insurance and reinsurance contracts	€ (231)	€ (241)		€ (240)

[1]	See further detail regarding the impacts of the entry into force of IFRS 9 as of 1 January 2018 (Note 1.d).